Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Trade Receivables

	January 31, 2016	January 31, 2015
Trade receivables	27,080	23,714
Less: Allowance for doubtful accounts	(1,466)	(1,101)
	25,614	22,613

Included in accounts receivable are unbilled receivables in the amount of $1.0 million as at January 31, 2016 ($1.0 million as at January 31, 2015). Bad debt expense was $0.8 million, $0.4 million and $0.3 million for the years ended January 31, 2016, January 31, 2015 and January 31, 2014, respectively.